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U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC 50249

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer:

CrestFunds, Inc.
530 East Swedesford Road
Wayne,  PA 19087

2. Name of each series or class of funds for which this notice is filed:

Cash Reserve
US Treasury Money Market
Tax Free Money Market
Value Fund
Special Equity
Capital Appreciation
Intermediate Bond
Limited Term
Government Bond Fund
VA Muni Bond Fund
VA Intermediate Fund
Maryland Municipal Bond Fund

3. Investment Company Act File Number: 811-4620

    Securities Act File Number:  33-4163

4. Last day of fiscal year for which this notice is filed:
November 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                               [   ]
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0

8 Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 0


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9. Number and aggregate sale price of securities sold during the fiscal year:
Dollars $3,097,947,115
Shares    2,286,979,057

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
Dollar $3,097,947,115
Shares    2,286,979,057




11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
 (see Instruction B.7):
Dollar $22,396,614
Shares    5,273,188



12 Calculation of registration fee:


     (I)     Aggregate sale price of securities sold during the fiscal
              year in reliance on rule 24f-2 (from Item 10):                              $3,097,947,115
     (ii)    Aggregate price of shares issued in connection with
              dividend reinvestment plans (from Item 11, if applicable):          +     22,396,614
     (iii)   Aggregate price of shares redeemed or repurchased during
             	the fiscal year (if applicable):                                                      - 2,298,430,184
     (iv)   Aggregate price of shares redeemed or repurchased and
              previously applied as a reduction to filing fees pursuant to
              rule 24e-2 (if applicable):                                                          +      0
     (v)     Net Aggregate price of securities sold and issued during
              the fiscal year in reliance on rule 24f-2 [line (i), plus line
              (ii), less line (iii), plus line (iv)] (if applicable):                               821,913,545
     (vi)    Multiplier prescribed by Section 6(b) of the Securities Act
              of 1933 or other applicable law or regulation (see                       x1/33rd
              instruction C.6):
     (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                         249,064.71


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
 Informal and Other Procedures (17 CFR 202.3a).
                                                          [ X ]
      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: January 29, 1997



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SIGNATURES


This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)*/s/Todd Cipperman

			Todd Cipperman , Esquire  _____________________
			Vice President and Assistant Secretary




        Date January   29 , 1997








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January 29, 1997



Board of Directors
CrestFunds, Inc.
919 East Main Street
Richmond, Virginia  23219

Gentlemen:

	We have acted as your counsel in connection with the registration of an indefinite number of shares under the Securities Act of 1933 as provided by Rule 24f-2 under the Investment Company Act of 1940.
As required by subparagraph (b) (1) of Rule 24f-2, you are filing a "Rule 24f-2 Notice" for the year end November 1996. In connection therewith, you have requested our opinion with respect to the matters covered by subparagraph (b) (1) of Rule 24f-2.
In delivering our opinion, we have reviewed the Charter and By-Laws of the Company, applicable provisions of Maryland
General Corporation Law, and resolutions and consents adopted by the Company's Board of Directors in connection with the issuance of shares.

	Based upon such review and having regard for such legal considerations as we deemed relevant, and assuming the Company's receipt for the shares of the consideration recited in the registration statement, we are of the opinion that the shares covered by the Rule 24f-2 Notice are legally issues, fully paid, and non-assessable.

	We consent to the filing of a manually singed copy of this opinion with the Rule 24f-2 Notice.

Very truly yours



/s/Hunton & Williams
Hunton & Williams